Cover	Apr. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-39820
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Central Index Key	0001819615
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Bodega 19-B Parque Industrial Tibitoc P.H,
Entity Address, City or Town	Tocancipá - Cundinamarca
Entity Address, Country	CO
Entity Address, Postal Zip Code	00000
City Area Code	561
Local Phone Number	634-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common shares without par value
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for 1/30th common share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for 1/30th common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ